Cover Page	Oct. 22, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	Robert Half Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	01-10427
Entity Central Index Key	0000315213
Amendment Flag	false
Entity Tax Identification Number	94-1648752
Entity Address, Address Line One	2884 Sand Hill Road, Suite 200,
Entity Address, City or Town	Menlo Park,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	650
Local Phone Number	234-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $.001 per Share
Trading Symbol	RHI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false